Credit substitutes	12 Months Ended
Mar. 31, 2016
Credit substitutes

8. Credit substitutes

Credit substitutes consist of securities that the Bank invests in as part of an overall extension of credit to certain customers. Such securities share many of the risk and reward characteristics of loans and are managed by the Bank together with other credit facilities extended to the same customers. The fair values of credit substitutes by type of instrument as of March 31, 2015 and March 31, 2016 were as follows:

	As of March 31,
	2015				2016
	Amortized Cost		Fair Value		Amortized Cost		Fair Value
	(In millions)

Available for sale credit substitute securities:
Debentures	Rs.	14,631.2	Rs.	14,860.3	Rs.	39,028.0	Rs.	39,234.6
Commercial paper		180,361.2		180,198.6		258,126.7		258,006.4

Total	Rs.	194,992.4	Rs.	195,058.9	Rs.	297,154.7	Rs.	297,241.0

					US$	4,485.4	US$	4,486.7

The fair values of credit substitutes by the Bank’s internal credit quality indicators and amounts provided for other than temporary impairments is as follows:

	As of March 31,
	2015		2016		2016
	(In millions)
Pass	Rs.	195,058.9	Rs.	297,241.0	US$	4,486.7
Impaired—gross balance		—		—		—
Less: amounts provided for other than temporary impairments		—		—		—

Impaired credit substitutes, net		—		—		—

Total credit substitutes, net	Rs	195,058.9	Rs	297,241.0	US$	4,486.7

Impaired credit substitutes

	As of March 31,
	2015		2016		2016
	(In millions)
Gross impaired credit substitutes	Rs.	—	Rs.	—	US$	—
Gross impaired credit substitutes by industry	Rs.	—	Rs.	—	US$	—
Average impaired credit substitutes	Rs.	4,972.3	Rs.	—	US$	—
Interest income recognized on impaired credit substitutes	Rs.	—	Rs.	—	US$	—

As of March 31, 2016, the Bank has no additional funds committed to borrowers whose credit substitutes were impaired.